Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.9%)
Diversified REITs (2.7%)
	WP Carey Inc.	8,908,354	719,528
	STORE Capital Corp.	11,735,369	333,636
	PS Business Parks Inc.	987,699	184,897
*	DigitalBridge Group Inc.	24,555,466	170,906
	Broadstone Net Lease Inc.	7,708,885	159,497
	Essential Properties Realty Trust Inc.	5,811,509	139,476
[1]	Washington REIT	4,045,765	97,462
	American Assets Trust Inc.	2,456,428	89,905
	Alexander & Baldwin Inc.	3,464,185	73,441
	Global Net Lease Inc.	4,968,043	69,702
	Empire State Realty Trust Inc. Class A	6,986,795	60,366
	iStar Inc.	3,314,655	55,819
	Armada Hoffler Properties Inc.	2,952,380	40,005
	Gladstone Commercial Corp.	1,789,339	37,648
	One Liberty Properties Inc.	801,146	22,953
			2,255,241
Health Care REITs (7.0%)
	Welltower Inc.	20,816,063	1,890,307
	Ventas Inc.	19,089,749	1,060,436
	Healthpeak Properties Inc.	25,780,862	845,870
	Medical Properties Trust Inc.	28,516,141	524,412
	Healthcare Trust of America Inc. Class A	10,561,049	321,690
	Omega Healthcare Investors Inc.	11,428,028	291,186
[1]	Healthcare Realty Trust Inc.	7,055,642	191,067
	Physicians Realty Trust	10,531,476	180,509
	Sabra Health Care REIT Inc.	10,933,545	127,704
	National Health Investors Inc.	2,082,342	107,303
	CareTrust REIT Inc.	4,634,697	75,128
	LTC Properties Inc.	1,876,835	61,936
	Global Medical REIT Inc.	2,927,368	43,208
	Community Healthcare Trust Inc.	1,137,863	41,896
	Universal Health Realty Income Trust	661,114	33,181
	Diversified Healthcare Trust	11,477,063	25,823
			5,821,656
Hotel & Resort REITs (2.5%)
	Host Hotels & Resorts Inc.	34,147,694	694,906
*	Ryman Hospitality Properties Inc.	2,501,722	233,861
	Park Hotels & Resorts Inc.	11,309,104	222,902
	Apple Hospitality REIT Inc.	10,373,429	183,506
	Pebblebrook Hotel Trust	6,282,715	153,424
*	Sunstone Hotel Investors Inc.	10,488,747	128,487

		Shares	Market Value ($000)
	RLJ Lodging Trust	7,965,821	111,681
*	DiamondRock Hospitality Co.	10,071,562	106,960
*	Xenia Hotels & Resorts Inc.	5,460,700	105,337
	Service Properties Trust	7,883,174	64,011
*	Summit Hotel Properties Inc.	5,107,777	50,414
*	Chatham Lodging Trust	2,342,892	33,644
			2,089,133
Industrial REITs (11.2%)
	Prologis Inc.	35,356,705	5,667,326
	Duke Realty Corp.	18,212,865	997,154
	Rexford Industrial Realty Inc.	7,244,369	565,350
	EastGroup Properties Inc.	1,945,505	364,782
	First Industrial Realty Trust Inc.	6,230,311	361,358
	Americold Realty Trust	12,757,912	336,554
	STAG Industrial Inc.	8,369,188	312,338
	Terreno Realty Corp.	3,577,590	260,270
	LXP Industrial Trust	13,522,443	169,707
	Innovative Industrial Properties Inc.	1,144,242	165,446
	Industrial Logistics Properties Trust	3,114,579	50,332
	Plymouth Industrial REIT Inc.	1,578,283	38,068
			9,288,685
Office REITs (5.9%)
	Alexandria Real Estate Equities Inc.	7,040,326	1,282,466
	Boston Properties Inc.	7,096,664	834,568
	Kilroy Realty Corp.	5,012,368	350,866
	Vornado Realty Trust	7,791,607	301,613
	Cousins Properties Inc.	7,109,394	255,227
	Douglas Emmett Inc.	8,391,769	247,222
	SL Green Realty Corp.	3,190,822	220,869
	Highwoods Properties Inc.	4,990,518	203,813
[2]	Hudson Pacific Properties Inc.	7,290,671	169,727
*,2	Equity Commonwealth	5,781,301	151,412
	JBG SMITH Properties	5,590,133	147,356
	Corporate Office Properties Trust	5,378,119	143,542
	Piedmont Office Realty Trust Inc. Class A	5,932,690	95,516
	Brandywine Realty Trust	8,179,543	95,455
	Paramount Group Inc.	8,368,082	79,580
	Easterly Government Properties Inc. Class A	4,114,577	78,383
*	Veris Residential Inc.	3,466,804	55,504
	Office Properties Income Trust	2,323,001	50,223
	Orion Office REIT Inc.	2,718,815	36,486
	City Office REIT Inc.	2,091,462	31,037
	Franklin Street Properties Corp.	4,823,936	24,891
*,3	New York REIT Liquidating LLC	1,208	14
			4,855,770
Other (11.3%)[4]
[5,6]	Vanguard Real Estate II Index Fund	373,514,698	9,362,564
Residential REITs (13.5%)
	AvalonBay Communities Inc.	6,682,831	1,520,210
	Equity Residential	17,037,588	1,388,563
	Invitation Homes Inc.	28,539,329	1,136,436
	Mid-America Apartment Communities Inc.	5,506,203	1,082,960
	Essex Property Trust Inc.	3,112,665	1,024,907
	Sun Communities Inc.	5,545,865	973,688
	UDR Inc.	14,786,420	786,785
	Camden Property Trust	4,887,528	766,804

		Shares	Market Value ($000)
	Equity LifeStyle Properties Inc.	8,351,545	645,407
	American Homes 4 Rent Class A	14,365,733	569,027
	American Campus Communities Inc.	6,654,910	430,373
	Apartment Income REIT Corp.	7,507,021	369,120
	Independence Realty Trust Inc.	5,026,101	137,012
	NexPoint Residential Trust Inc.	1,086,316	96,856
	Preferred Apartment Communities Inc.	2,539,668	63,187
	Centerspace	680,976	62,827
	UMH Properties Inc.	2,335,527	54,932
*	Apartment Investment & Management Co. Class A	7,304,095	46,016
			11,155,110
Retail REITs (9.3%)
	Realty Income Corp.	27,061,613	1,876,993
	Simon Property Group Inc.	15,315,062	1,807,177
	Kimco Realty Corp.	29,479,030	746,704
	Regency Centers Corp.	7,368,851	507,198
	Federal Realty Investment Trust	3,347,974	391,914
	National Retail Properties Inc.	8,397,595	368,151
	Brixmor Property Group Inc.	14,202,106	360,449
	Spirit Realty Capital Inc.	5,896,196	256,190
	Kite Realty Group Trust	10,473,403	233,557
	Agree Realty Corp.	3,336,321	226,603
	SITE Centers Corp.	8,078,679	128,451
	Macerich Co.	10,187,087	127,848
	Retail Opportunity Investments Corp.	5,802,711	108,104
	Urban Edge Properties	5,599,665	104,658
	Acadia Realty Trust	4,227,527	88,440
[1]	Tanger Factory Outlet Centers Inc.	4,968,418	80,141
	RPT Realty	4,043,805	53,742
	Getty Realty Corp.	1,849,235	49,763
	Necessity Retail REIT Inc. Class A	5,877,927	43,908
	NETSTREIT Corp.	1,902,127	41,124
	Saul Centers Inc.	681,721	35,184
	Alexander's Inc.	110,433	27,406
	Urstadt Biddle Properties Inc. Class A	1,429,769	24,806
*,1	Seritage Growth Properties Class A	1,484,595	14,697
*,3	Spirit MTA REIT	2,071,263	554
	Urstadt Biddle Properties Inc.	16,032	269
			7,704,031
Specialized REITs (32.5%)
	American Tower Corp.	21,779,186	5,249,219
	Crown Castle International Corp.	20,669,254	3,828,153
	Equinix Inc.	4,306,042	3,096,389
	Public Storage	7,547,363	2,803,845
	Digital Realty Trust Inc.	13,321,590	1,946,551
	SBA Communications Corp.	5,202,218	1,805,742
	Weyerhaeuser Co.	35,821,247	1,476,552
[2]	VICI Properties Inc.	46,047,106	1,372,664
	Extra Space Storage Inc.	6,403,000	1,216,570
	Iron Mountain Inc.	13,846,803	743,989
	Life Storage Inc.	3,922,285	519,664
	CubeSmart	10,463,989	497,144
	Gaming & Leisure Properties Inc.	10,828,012	480,547
	Lamar Advertising Co. Class A	4,151,768	458,397
	Rayonier Inc.	6,845,603	295,730
	National Storage Affiliates Trust	4,045,778	228,991
	EPR Properties	3,576,853	187,856

		Shares	Market Value ($000)
	Outfront Media Inc.	6,963,003	178,253
	PotlatchDeltic Corp.	3,208,388	177,713
	Uniti Group Inc.	11,287,988	139,858
	Four Corners Property Trust Inc.	3,696,836	101,515
	Gladstone Land Corp.	1,549,106	56,387
	Safehold Inc.	814,383	35,059
			26,896,788
Total Equity Real Estate Investment Trusts (REITs) (Cost $63,417,250)			79,428,978
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,547,495	82,342
	RMR Group Inc. Class A	743,139	20,273
			102,615
Real Estate Development (0.3%)
*	Howard Hughes Corp.	1,977,027	198,276
*	Forestar Group Inc.	830,337	13,543
			211,819
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,991,400	135,106
*	FRP Holdings Inc.	293,820	16,604
			151,710
Real Estate Services (3.4%)
*	CBRE Group Inc. Class A	16,004,399	1,329,005
*	Jones Lang LaSalle Inc.	2,413,408	527,885
*	Zillow Group Inc. Class C	8,058,550	320,891
*	Cushman & Wakefield plc	6,410,338	114,745
*	Zillow Group Inc. Class A	2,934,367	113,413
	Newmark Group Inc. Class A	9,143,620	111,095
*	Realogy Holdings Corp.	5,564,378	60,986
	Marcus & Millichap Inc.	1,141,783	51,140
*	Redfin Corp.	4,175,931	46,562
[1]	eXp World Holdings Inc.	3,183,770	42,631
*	Opendoor Technologies Inc.	5,877,876	41,086
	RE/MAX Holdings Inc. Class A	900,620	21,128
	Douglas Elliman Inc.	3,133,612	18,990
			2,799,557
Total Real Estate Management & Development (Cost $3,678,932)			3,265,701

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[7,8]	Vanguard Market Liquidity Fund (Cost $95,157)	0.409%	951,814	95,172
Total Investments (100.0%) (Cost $67,191,339)				82,789,851
Other Assets and Liabilities—Net (0.0%)				25,033
Net Assets (100%)				82,814,884
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,895,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund's Schedule of Investments.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $28,729,000 was received for securities on loan, of which $23,791,000 is held in Vanguard Market Liquidity Fund and $4,938,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	1/31/23	GSI	36,260	(0.595)	267	—
Redfin Corp.	1/31/23	GSI	4,953	(0.536)	—	(1,051)
Seritage Growth Properties Class A	1/31/23	GSI	4,641	(0.534)	—	(721)
Simon Property Group Inc.	1/31/23	GSI	51,156	(0.597)	—	(3,961)
					267	(5,733)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	82,694,111	—	568	82,694,679
Temporary Cash Investments	95,172	—	—	95,172
Total	82,789,283	—	568	82,789,851

Derivative Financial Instruments
Assets
Swap Contracts	—	267	—	267
Liabilities
Swap Contracts	—	5,733	—	5,733
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Easterly Government Properties Inc.	90,343	3,709	7,812	(14)	(7,843)	1,085	—	NA2
Equity Commonwealth	NA3	6,600	7,585	(111)	895	—	—	151,412
Hudson Pacific Properties Inc.	NA3	8,017	7,811	92	(2,652)	1,812	—	169,727
Vanguard Market Liquidity Fund	147,613	NA4	NA4	3	(8)	30	—	95,172
Vanguard Real Estate II Index Fund	9,542,041	52,523	—	—	(231,083)	52,523	—	9,362,564
VICI Properties Inc.	NA3,5	448,852	31,015	8,181	107,536	10,735	—	1,372,664
Total	9,779,997	519,701	54,223	8,151	(133,155)	66,185	—	11,151,539
1	Does not include adjustments related to return of capital.
2	Not applicable—at April 30, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at January 31, 2022, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
5	Not applicable—in April 2022, VICI Properties Inc. acquired MGM Growth Properties LLC.